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           UNITED STATES                                  OMB APPROVAL
                                                   ---------------------------
SECURITIES AND EXCHANGE COMMISSION
        Washington, D.C. 20549                      OMB Number:  3235-2456
                                                    Expires:     August 31, 2006
            FORM 24F-2                              Estimated average burden
   Annual Notice of Securities Sold                 hours per response......1
                                                   -----------------------------
     Pursuant to Rule 24f-2

       Read instructions at end of Form before preparing Form. Please print or type.


1.   Name and address of issuer:

                                Ameriprime Funds
                           431 N. Pennsylvania Street
                             Indianapolis, IN 46204

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):


                  IMS Capital Value Fund
                  IMS Strategic Allocation Fund
                  IMS Strategic Income Fund

3.   Investment Company Act File Number: 811-09096

     Securities Act File Number:         033-96826


4(a). Last day of fiscal year for which this Form is filed:
                    June 30, 2004

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
      (See Instruction A.2)

      Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:
    (i)   Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):                $   120,624,295
                                                                ---------------

    (ii)  Aggregate price of securities redeemed or
          repurchased during the fiscal year:                   $    33,180,361
                                                                ---------------

    (iii) Aggregate price of securities redeemed or
          repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
          to the Commission:                    $      6,264,363
                                                  --------------

    (iv)  Total available redemption credits [add Items 5(ii) and
          5(iii)]:                                              $    39,444,724
                                                               ----------------

    (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                 $    81,179,571
                                                               -----------------

    (vi)  Redemption credits available for use in future years  $           (0)
                                                                          -----
          - if Item 5(i) is less than Item 5(iv) [subtract Item
          5(iv) from Item 5(i)]:

    (vii) Multiplier for determining registration fee (See
          Instruction C.9):                                    X       0.01267%
                                                              ------------------

    (viii)Registration fee due [multiply Item 5(v) by Item
          5(vii)]  (enter "0" if no fee is due):              =  $  10,285.45
                                                              ---------------


6. Prepaid Shares
            If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here : 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here : 0

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                +$           0
                                                    -----------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                               =$  10,285.45
                                                                   ----------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository September 27, 2004

                  Method of Delivery:


                   X    Wire Transfer



                        Mail or other means


                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By      /s/ Freddie Jacobs, Jr., Secretary
        ------------------------------------
         Freddie Jacobs, Jr., Secretary


Date    September 27, 2004
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